Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Investments, All Other Investments [Abstract]
Collateral associated with workers' compensation insurance		$ 3,204	$ 2,956
Other non-current assets		19
Total	$ 2,884	$ 3,223	$ 2,956